Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Dec. 31, 2012	$ 462	$ 5,832,447	$ 2,800,375	$ 2,717,783	$ 11,351,067
Beginning Balance (Shares) at Dec. 31, 2012	4,622,409
Issuance of common stock	5	241,995			242,000
Issuance of common stock (Shares)	50,000
Foreign currency translation				312,153	312,153
Dividend			(177,000)		(177,000)
Net Income (Loss)			559,934		559,934
Ending Balance at Dec. 31, 2013	467	6,074,442	3,183,309	3,029,936	12,288,154
Ending Balance (Shares) at Dec. 31, 2013	4,672,409
Issuance of common stock	3,210	3,076,790			3,080,000
Issuance of common stock (Shares)	3,205,000
Foreign currency translation				178,032	178,032
Reverse stock split	(467)	467
Reverse stock split (Shares)	24,217,591
Dividend			(140,251)		(140,251)
Net Income (Loss)			807,700		807,700
Ending Balance at Dec. 31, 2014	$ 3,210	$ 9,151,699	$ 3,850,758	$ 3,207,968	$ 16,213,635
Ending Balance (Shares) at Dec. 31, 2014	32,095,000